ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 2,408	$ 0	$ 0